INCOME TAX	12 Months Ended
Jun. 30, 2022
Income tax [abstract]
Income tax
18

INCOME TAX
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Management periodically evaluates positions taken where tax regulations are subject to interpretation. This includes the treatment
of both Ergo and FWGR as single mining operations respectively, pursuant to the relevant ring-fencing legislation.
The deferred tax liability is calculated by applying

a forecast weighted average tax rate that is based

on a prescribed formula. The
calculation of the

forecast weighted average

tax rate requires

the use of

assumptions and estimates

and are inherently

uncertain
and could

change materially

over time.

These assumptions

and estimates

include expected

future profitability

and timing

of the
reversal

of the

temporary differences.

Due to

the forecast

weighted

average tax

rate being

based on

a prescribed

formula that
increases the effective tax rate

with an increase in

forecast future profitability, and vice versa, the

tax rate can vary

significantly year
on year and can move contrary to current period financial performance.
A 100

basis points

increase in

the effective

tax rate

will result

in an

increase in

the net

deferred tax

liability at

June 30,

2022 of
approximately R 18.7

million (2021: R
14.2

million; 2020: R
10.3

million).
The assessment of the probability that future taxable

profits will be available against which the tax losses

and unredeemed capital
expenditure can be

utilised requires the

use of assumptions

and estimates and

are inherently uncertain

and could change

materially
over time.
Capital expenditure

is assessed

by the

South African

Revenue Service

(“
SARS
”) when

it is

redeemed against

taxable mining

income
rather

than

when

it

is

incurred.

A

different

interpretation

by

SARS

regarding

the

deductibility

of

these

capital

allowances

may
therefore become evident subsequent to the year of assessment when the capital expenditure is incurred.
ACCOUNTING POLICIES
Income tax expense comprises current and

deferred tax. Each company is

taxed as a separate entity

and tax is not set-off between
the companies.
Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the

year and any adjustment on tax
payable or receivable in respect of the previous year. Amounts are recognised in profit or loss except to the extent that it relates to items recognised directly in equity

or OCI. The current tax

charge is calculated on the

basis of the tax laws

enacted or substantively
enacted at the reporting date.

Deferred tax
Deferred

tax is

recognised in

respect

of temporary

differences

between

the carrying

amounts

and

the tax

bases of

assets

and
liabilities.

Deferred

tax

is

not

recognised

on

the

initial

recognition

of

assets

or

liabilities

in

a

transaction

that

is

not

a

business
combination and that affects neither accounting nor taxable profit.
Deferred tax assets relating to

unutilised tax losses and unutilised capital

allowances are recognised to the

extent that it is

probable
that future taxable profits will be available against which the unutilised tax losses and unutilised capital allowances can be utilised.
The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.
Deferred tax related

to gold mining

income is measured

at a forecast

weighted average tax

rate that is

expected to be

applied to
temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date. The calculation of
the forecast weighted average

tax rate requires the

use of assumptions and estimates,

including the Group’s life-of-mine

plan (as
discussed in note 9 to the consolidated financial statements) that is applied to calculate the expected future profitability.
Current tax on

gold mining income

for the periods

presented was determined

based on a

formula: Y =

34 - 170/X

where Y is

the
percentage rate

of tax

payable and

X is

the ratio

of taxable

income, net

of any

qualifying capital

expenditure that

bears to

gold
mining income derived, expressed as a percentage. Non-mining income, which consists primarily of interest accrued, is taxed at a
standard rate of 28 % for the periods presented.
All mining capital expenditure is deducted

in the year it is incurred

to the extent that it does not

result in an assessed loss. Capital
expenditure not deducted from mining income is carried forward as unutilised capital allowances to be deducted from future mining
income.
Amendment in the corporate income tax rate and mining tax rate formula and broadening the tax base
On February

23, 2022 the

Minister of

Finance announced in

his budget speech

that the corporate

income tax

(“
CIT
”) rate will

be
lowered from 28 % to 27
% for companies with years of assessment commencing on

or after April 1, 2022. The mining operations of
the Group accounts for income tax using the gold mining tax formula as opposed to the CIT rate. The gold mining tax formula was
changed to Y

= 33 -

165/X for years

of assessment commencing

on or after

April 1, 2022.

It was further

announced that the

lowering
of the CIT rate will

be implemented alongside additional amendments to

broaden the CIT base by

limiting interest deductions and
assessed

losses.

Section

23M

which

limits

the

deduction

of

interest

payable

to

certain

parties

who

are

not

subject

to

tax

was
significantly widened. A maximum of R 1

million or
80 % of assessed losses (whichever is greater) is permitted to be set-off against taxable income.

The

deferred

tax

assets

and

liabilities

for

the

Group

have

been

calculated

taking

into

account

the

above

changes

as

they

are
effective for the financial year and year of assessment commencing July 1, 2022.
Deferred

tax is

recognised using

the gold

mining tax

formula to

calculate a

forecast

weighted average

tax rate

considering

the
expected timing of the

reversal of temporary differences.

The formula is calculated

as: Y = 33

– 165/X where Y

is the percentage
rate of tax

payable and X

is the

ratio of taxable

income, net of

any qualifying capital

expenditure that bears

to mining income

derived,
expressed as a percentage.
Amendment in the corporate income tax rate and mining tax rate formula and broadening the tax base continued
Due to

the forecast

weighted average

tax rate

being based on

the expected

future profitability,

the tax

rate can

vary significantly
year-on-year and can move contrary to current year financial performance.

The forecast

weighted average

deferred tax

rate of

Ergo has

decreased from
25 % to 22
% as

a result

of the

change in

the gold
mining tax

formula and increase

in the life

of mine and

increases in operating

costs. The forecast

weighted average deferred

tax
rate of FWGR has decreased from 30 % to 29 % as a result of the change in the gold mining tax formula.
18.1

INCOME TAX EXPENSE
Amounts in R million 2022 2021 2020
Current tax (261.6) (423.7) (263.2)
Mining tax (250.2) (423.7) (263.2)
Non-Mining, company and capital gains tax (11.4) - -
Deferred tax (72.7) (100.0) (80.7)
Deferred tax charge - Mining tax (119.9) (104.0) (59.1)
Deferred tax charge - Non-mining, company and capital gains tax 1.6 (19.1) (2.1)
Deferred tax rate adjustment 45.6 - (20.7)
Recognition of previously unrecognised tax losses 0.4 7.8 -
(Derecognition of previously recognised)/Recognition of previously unrecognised tax losses of a capital nature - (1.2) 1.2
(Derecognition of previously recognised)/Recognition of previously unrecognised deductible temporary differences (0.4) 16.5 -
(334.3) (523.7) (343.9)
Tax reconciliation
Major items causing the Group's income tax expense to differ from the statutory rate were:
Tax

on net profit before tax at the South African corporate tax rate of
28% (408.3) (549.9) (274.1)
Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula 36.4 3.7 (0.9)
Deferred tax rate adjustment (a) 45.6 - (20.7)
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition (b) (22.2) (21.2) (21.4)
Non-deductible expenditure (c)

(7.3) (6.2) (7.9)
Exempt income and other non-taxable income (d) 19.0 22.8 2.4
(Derecognition of previously recognised)/Recognition of previously unrecognised deductible temporary differences (0.4) 16.5 -
(Derecognition of previously recognised)Recognition of previously unrecognised tax losses of a capital nature - (1.2) 1.2
Utilisation of tax losses for which deferred tax assets were previously unrecognised 0.4 7.8 -
Current year tax losses for which no deferred tax was recognised (1.4) (0.1) (23.5)
Other items 3.6 3.3 0.4
Tax

incentives
0.3 0.8 0.6
Income tax (334.3) (523.7) (343.9)
(a) Deferred tax rate adjustment

Ergo’s forecast weighted average deferred tax rate decreased to 22% (2021: remained unchanged at 25%; 2020: increased from
22 % to 25 % due to an increase in forecast taxable income of Ergo).
FWGR’s forecast weighted average deferred tax rate decreased to 29% (2021 and 2020: remained unchanged at 30%).
(b) Depreciation of property, plant and equipment exempt from deferred tax on initial recognition
Depreciation of R 72.1

million (2021: R
68.7

million; 2020: R
73.2

million) on the

fair value of

FWGR’s property, plant and equipment
that was exempt from deferred tax on initial recognition in terms of IAS 12 Income Taxes .
(c) Non-deductible expenditure
The most significant non-deductible expenditure incurred by the Group during the year includes:
R 21.1

million discount recognised on Payments made under protest (2021: R
7.4

million; 2020: R
7.1

million);
●

R
17.8

million expenditure

not incurred

in generation

of taxable

income or

capital in

nature (2021:

R
17.0

million; 2020:

R
2.7
million);

and
●

R
5.8

million net operating

cost related to

Ergo Business Development

Academy Not for

Profit Company that

is not deductible
as it is exempt from income tax (2021: R nil ; 2020: R 14.6

million).
(d) Exempt income and other non-taxable income
The most significant exempt income earned by the Group during the year includes:

●

R
71.5

million dividends received (2021: R
76.1

million; 2020: R
4.3

million);
●

R
5.8

million unwinding recognised on Payments made under protest (2021: R
4.8

million; 2020: R
4.0

million); and
●

R
nil

net operating

income related

to Ergo

Business Development

Academy Not

for Profit Company

that is

not taxable

as it

is
exempt from income

tax (2021: R
1.0

million; 2020 Ergo

Business Development Academy

Not for Profit

Company incurred net
operating cost that is not deductible as it is exempt from income tax) – refer to (c) non-deductible expenditure.
18.2

DEFERRED TAX
Amounts in R million 2022 2021
Included in the statement of financial position as follows:
Deferred tax assets 14.5 5.8
Deferred tax liabilities (451.9) (377.1)
Net deferred tax liabilities (437.4) (371.3)
Reconciliation of the deferred tax balance:
Balance at the beginning of the year (371.3) (265.1)
Recognised in profit or loss (72.7) (100.0)
Recognised in other comprehensive income 6.6 (6.2)
Balance at the end of the year (437.4) (371.3)
The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:
Amounts in R million 2022 2021
Deferred tax liabilities
Property, plant and equipment (excluding unredeemed capital allowances) (537.6) (494.4)
Environmental rehabilitation obligation funds (63.3) (60.2)
Other investments (0.9) (7.4)
Gross deferred tax liabilities (601.8) (562.0)
Deferred tax assets
Environmental rehabilitation obligation 105.6 124.5
Other provisions 49.3 46.7
Other temporary differences

1
4.6 14.3
Estimated tax losses 4.1 4.1
Estimated unredeemed capital allowances 0.8 1.1
Gross deferred tax assets 164.4 190.7
Net deferred tax liabilities (437.4) (371.3)
1

Includes the temporary differences on the lease liability
Deferred tax assets have not been recognised in respect of the following:
Amounts in R million 2022 2021
Estimated tax losses 18.1 16.7
Estimated tax losses - Capital nature 313.6 325.2
Unredeemed capital expenditure
252.0 253.3
Deferred tax

assets for

tax losses,

unredeemed capital

expenditure and

capital losses

have not

been recognised

where future
taxable profits against

which these can

be utilised are

not anticipated. These

do not have

an expiry date.

A maximum of

R
1

million
or 80

% of assessed losses (whichever is greater) is permitted to be set-off per year against taxable income.